Jacobs Funds II

Supplement dated August 24, 2012

to the
Jacob Micro Cap Growth Fund

Prospectus and Statement of Additional Information
dated March 30, 2012, as supplemented

This supplement serves as notification of the following change:

The ticker symbols for the Jacob Micro Cap Growth Fund have been changed. The new ticker symbols are as follows:

Class I	JMIGX
Class R	JMCGX

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Please retain this supplement for future reference.